FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (years)	5 years	5 years
Expected volatility	100.00%	100.00%
Dividend yield	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.748%	1.748%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.725%	0.725%